UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21987

ALPS VARIABLE INVESTMENT TRUST

(exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

ALPS Variable Investment Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code:  303-623-2577

Date of fiscal year end:      December 31

Date of reporting period:   January 1, 2013 - June 30, 2013

Item 1.	Reports to Stockholders.

ALPS

Variable Investment Trust

June 30, 2013

SEMI-ANNUAL

Ibbotson Conservative ETF Asset Allocation Portfolio

Ibbotson Income and Growth ETF Asset Allocation Portfolio

Ibbotson Balanced ETF Asset Allocation Portfolio

Ibbotson Growth ETF Asset Allocation Portfolio

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

ALPS | Alerian Energy Infrastructure Portfolio

ALPS ADVISORS SOLUTION

Table of Contents

1	Disclosure of Fund Expenses

Ibbotson ETF Allocation Series

3 Management Commentary

7 Statement of Investments

12 Statements of Assets and Liabilities

14 Statements of Operations

15 Statements of Changes in Net Assets

25 Financial Highlights

ALPS | Alerian Energy Infrastructure Portfolio

35 Performance Overview

37 Statement of Investments

39 Statement of Assets and Liabilities

40 Statement of Operations

41 Statement of Changes in Net Assets

42 Financial Highlights

44	Notes to Financial Statements

52	Additional Information

53	Approval of Investment Advisory and Sub-Advisory Agreements

56	Trustees and Officers

ALPS Variable Investment Trust
Disclosure of Fund Expenses	June 30, 2013 (Unaudited)

As a shareholder of the Portfolios listed on the following pages, you incur only one of two potential types of costs. You incur no transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2013 and held until June 30, 2013.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below the table.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Net Expense Ratio(1)	Expense Paid During Period January 1, 2013 - June 30, 2013(2)
Ibbotson Conservative ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$997.30	0.53%	$2.62
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.17	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$995.50	0.78%	$3.86
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.93	0.78%	$3.91
Ibbotson Income and Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,015.40	0.52%	$2.60
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.22	0.52%	$2.61
Class II
Actual Fund Return	$1,000.00	$1,013.90	0.77%	$3.84
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.98	0.77%	$3.86
Ibbotson Balanced ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,033.40	0.51%	$2.57
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.27	0.51%	$2.56
Class II
Actual Fund Return	$1,000.00	$1,032.20	0.76%	$3.83
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.03	0.76%	$3.81

Semi-Annual Report | June 30, 2013	1

ALPS Variable Investment Trust
Disclosure of Fund Expenses (continued)	June 30, 2013 (Unaudited)

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Net Expense Ratio(1)	Expense Paid During Period January 1, 2013 - June 30, 2013(2)
Ibbotson Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,049.60	0.51%	$2.59
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.27	0.51%	$2.56
Class II
Actual Fund Return	$1,000.00	$1,048.10	0.76%	$3.86
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.03	0.76%	$3.81
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,053.60	0.52%	$2.65
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.22	0.52%	$2.61
Class II
Actual Fund Return	$1,000.00	$1,051.90	0.77%	$3.92
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.98	0.77%	$3.86
ALPS | Alerian Energy Infrastructure Portfolio
Class I
Actual Fund Return(3)	$1,000.00	$954.00	0.80%	$1.31
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
Class III
Actual Fund Return(3)	$1,000.00	$954.00	1.30%	$2.12
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.35	1.30%	$6.51

(1)	Annualized based on the Portfolios’ expenses from January 1, 2013 through June 30, 2013.
(2)

Expenses are equal to the Portfolios’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

(3)	The Fund commenced operations on April 30, 2013 and as such the actual expenses paid during the period were based on 61 days.

NOTE ON FEES

If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”) or a participant in a qualified plan, you may also incur fees associated with the Contract you purchase or the qualified plan, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in a Portfolio is presented in the prospectus for your Contract or disclosure documents for the plan through which the Portfolios’ shares are offered to you.

2	www.alpsfunds.com

Ibbotson ETF Allocation Series
Management Commentary	June 30, 2013 (Unaudited)

Dear Shareholder,

In general, the equity markets in developed countries fared better than those in the emerging world. U.S. stock prices outpaced those in Europe, as countries in the southern periphery continued to struggle. U.S. Stocks rose to record highs in the first half of 2013 and were clearly the outstanding performers as shown in the table of general market indices below. Commodity prices were particularly weak as investors grew more concerned about China’s economic growth. Also, interest rates spiked as bonds sold off in reaction to comments by Federal Reserve (“Fed”) Chair Ben Bernanke, which suggested that the Fed could taper its quantitative easing monetary policy sooner rather than later. All in all there was a decoupling of performance by asset class and geographic concentration.

GENERAL MARKET INDICES PERFORMANCE SUMMARY† | PERIODS ENDING JUNE 30, 2013

	Six Months	1 Year	Portfolio Inception (4/30/07)**
S&P 500® Stock Index[1]	13.82%	20.60%	3.56%
MSCI U.S. Small Cap 1750 Index[2]	16.28%	26.02%	5.76%
Barclays Capital U.S. Aggregate Bond Index[3]	-2.44%	-0.69%	5.17%
MSCI U.S. REIT Index[4]	6.36%	9.03%	1.89%
MSCI EAFE Index[5]	4.47%	19.14%	-1.52%
MSCI Emerging Markets Index[6]	-9.40%	3.23%	2.24%
Thomson Reuters/Jefferies CRB Index[7]	-6.54%	-2.93%	-1.26%

(1)

The S&P 500® Stock Index is a value weighted index comprised of 500 large-cap common stocks actively traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(2)

The MSCI U.S. Small Cap 1750 Index represents the universe of small capitalization companies in the U.S. equity market. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(3)

Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, often used to represent investment grade bonds being traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(4)

The MSCI U.S. REIT Index is comprised of REIT securities that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of REITs classified in the Mortgage REITs Sub-Industry, and REITs classified in the Specialized REITs Sub-Industry that do not generate a majority of their revenue and income from real estate rental and related leasing operations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(5)

The MSCI EAFE Index is a stock market index in which the weight of securities is determined based on their respective market capitalizations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(6)

The MSCI Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(7)

Thomson Reuters/Jefferies CRB Index is a price index comprised of 19 various commodities. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

**	Annualized returns.
†	This table summarizes general market performance and does not necessarily reflect performance of each Portfolio’s benchmark index.

Past performance is no guarantee of future results.

The views and information discussed in this commentary are as of the date of publication, and are subject to change. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice.

Semi-Annual Report | June 30, 2013	3

Ibbotson ETF Allocation Series
Management Commentary (continued)	June 30, 2013 (Unaudited)

IBBOTSON ETF ALLOCATION SERIES PERFORMANCE SUMMARY

The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown assume reinvestments of dividends and capital gains.

Conservative (return of $10,000 based on actual performance)

Balanced (return of $10,000 based on actual performance)

Aggressive Growth (return of $10,000 based on actual performance)

Income & Growth (return of $10,000 based on actual performance)

Growth (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables on pages 4 and 5 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

4	www.alpsfunds.com

Ibbotson ETF Allocation Series
Management Commentary (continued)	June 30, 2013 (Unaudited)

	Six Months					1 Year
	Fund Return		Fund Benchmarks			Fund Return		Fund Benchmarks
Portfolio	Class I	Class II	Dow Jones	*	Blended^	Class I	Class II	Dow Jones	*	Blended^
Conservative	-0.27%	-0.45%	1.30%		0.81%	2.50%	2.23%	4.54%		3.57%
Income and Growth	1.54%	1.39%	4.61%		4.06%	5.97%	5.64%	9.08%		7.83%
Balanced	3.34%	3.22%	7.78%		7.32%	9.32%	9.15%	13.46%		12.08%
Growth	4.96%	4.81%	10.96%		10.57%	12.60%	12.28%	17.90%		16.34%
Aggressive Growth	5.36%	5.19%	14.11%		12.19%	13.83%	13.60%	22.52%		18.47%

	Since Inception (4/30/07)**					Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/13†
	Fund Return		Fund Benchmarks			Class I		Class II
Portfolio	Class I	Class II	Dow Jones	*	Blended^	Gross	Net	Gross	Net
Conservative	3.57%	3.27%	5.70%		4.85%	0.75%	0.68%	1.00%	0.93%
Income and Growth	3.13%	2.87%	4.99%		4.27%	0.68%	0.68%	0.93%	0.93%
Balanced	2.84%	2.59%	5.20%		4.20%	0.67%	0.67%	0.92%	0.92%
Growth	2.08%	1.80%	5.35%		4.53%	0.68%	0.68%	0.93%	0.93%
Aggressive Growth	1.33%	1.06%	4.68%		3.72%	0.74%	0.70%	0.99%	0.95%

Since each Portfolio does not seek to replicate its respective Dow Jones* or Blended benchmark^, performance results between the Portfolio and either benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

*

Dow Jones Benchmark: (a) The Dow Jones Conservative U.S. Portfolio Index consists of 20% equities and 80% fixed income for the Conservative Portfolio. (b) The Dow Jones Moderately Conservative U.S. Portfolio Index consists of 40% equities and 60% fixed income for the Income & Growth Portfolio. (c) The Dow Jones Moderate U.S. Portfolio Index consists of 60% equities and 40% fixed income for the Balanced Portfolio. (d) The Dow Jones Moderately Aggressive U.S. Portfolio Index consists of 80% equities and 20% fixed income for the Growth Portfolio. (e) The Dow Jones Aggressive U.S. Portfolio Index consists of 100% equities for the Aggressive Growth Portfolio. The Dow Jones Relative Risk Indexes measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The Dow Jones Indexes reflect the reinvestment of dividends.

^

Blended Benchmark: (f) Blended benchmark of 20% S&P 500® Index/80% Barclays Capital U.S. Aggregate Bond Index for the Conservative Portfolio, (g) 40% S&P 500® Index/60% Barclays Capital U.S. Aggregate Bond Index for the Income & Growth Portfolio, (h) 60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Bond Index for the Balanced Portfolio, (i) 80% S&P 500® Index/20% Barclays Capital U.S. Aggregate Bond Index for the Growth Portfolio, and (j) 90% S&P 500® Index/10% Barclays Capital U.S. Aggregate Bond Index for the Aggressive Growth Portfolio. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The S&P 500® and the Barclays Capital Indexes reflect the reinvestment of dividends.

**	Annualized returns.

†

Also see Notes to Financial Statements (Note 5) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2013. Note the net expense ratios above, as shown in the current Prospectus, include estimated Acquired Fund Fees, which are not incurred in the expense ratios stated throughout the rest of this report.

The Adviser and Subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed a maximum of either 0.53% of Class I shares average daily net assets through April 29, 2014 or 0.78% of Class II shares average daily net assets through April 29, 2014. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s gross expense ratios shown above to exceed the maximum amounts of 0.53% for Class I and 0.78% for Class II agreed to by the Adviser and Subadviser.

Semi-Annual Report | June 30, 2013	5

Ibbotson ETF Allocation Series
Management Commentary (continued)	June 30, 2013 (Unaudited)

Ibbotson Associates, Inc. (“Ibbotson”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying ETFs. First, Ibbotson seeks to develop an optimal long-term strategic asset allocation model for each Portfolio using different asset classes. Ibbotson uses a process called mean variance optimization (“MVO”) as a primary tool to develop the strategic asset class allocations. Using expected returns, standard deviations and correlations of the different asset classes, MVO seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Next, Ibbotson applies its dynamic asset allocation process. Dynamic asset allocation is the process of making short-term deviations from the strategic ETF Asset Allocation Portfolio based on the market outlook to attempt to add value by capitalizing on market and other systemic trends. The goal of dynamic asset allocation overlay is to enhance the Portfolios’ overall risk and return characteristics by dynamically deviating from the long-term strategic asset allocation positions.

IBBOTSON ETF ALLOCATION SERIES INVESTMENT ALLOCATION SUMMARY

The table below shows there were only minor changes in the strategic allocations provided by Ibbotson’s proprietary asset allocation methodology for the six months ended June 30, 2013. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Statement of Investments on the following pages for actual holdings allocations as of June 30, 2013.

Asset Classes

	Conservative as of		Income & Growth as of		Balanced as of		Growth as of		Aggressive Growth as of
	6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	12/31/12
Large-Cap Stocks	8.8%	8.8%	15.0%	15.0%	18.2%	18.2%	21.3%	21.3%	20.8%	20.8%
Mid-Cap Stocks	3.0%	3.0%	6.0%	6.0%	9.5%	9.5%	13.3%	13.3%	14.5%	14.5%
Small-Cap Stocks	0.0%	0.0%	2.5%	2.5%	5.5%	5.5%	8.0%	8.0%	9.5%	9.5%
Real Estate (REITs)	0.0%	0.0%	0.0%	0.0%	2.0%	2.5%	2.5%	3.2%	3.0%	4.0%
International Stocks	6.0%	6.0%	12.5%	12.5%	19.3%	18.8%	27.2%	26.5%	32.2%	31.2%
Commodities	2.0%	2.0%	3.0%	3.0%	3.0%	3.0%	4.0%	4.0%	5.0%	5.8%
Bonds	79.2%	79.2%	60.0%	60.0%	41.5%	41.5%	23.7%	23.7%	15.0%	14.2%
Cash Equivalents	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%	0.0%	0.0%	0.0%	0.0%

The performance tables on the previous page indicate that all the Portfolios underperformed their respective blended benchmarks during the first half of 2013. It’s important to note that the Dow Jones U.S. Series and the blended benchmarks do not include International, Commodity, or Real Estate Investment Trusts, exposures on the equity side and Short-term Bonds and Treasury Inflation-Protected Securities (“TIPS”), on the Fixed Income side. So, when those asset classes are significant contributors or detractors to performance, relative performance will be positively or negatively impacted in comparison for the Portfolios with those exposures.

On behalf of ALPS Advisors, Inc. and the Sub-Advisor, Ibbotson Associates, Inc., we thank you for choosing the Ibbotson ETF Allocation Series.

Sincerely,

Tom Carter

President

Each Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, commodities, real estate and international ETFs. Asset allocation does not assure a profit or protect against down markets. Equity securities are subject to investment risk, including possible loss of principal amount invested. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk and market risk. Commodity trading is highly speculative and involves a high degree of risk.

The Ibbotson ETF Allocation Series Portfolios are not Exchange Traded Funds (ETFs), instead they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.

Tom Carter is a Registered Representative of ALPS Portfolio Solutions Distributor, Inc.

6	www.alpsfunds.com

Ibbotson Conservative ETF Asset Allocation Portfolio
Statement of Investments	As of June 30, 2013 (Unaudited)

	Shares	Value
Exchange Traded Funds - 98.94%
iShares - 21.60%
iShares® TIPS Bond Fund	34,444	$3,858,072
S&P 500® Index Fund	20,782	3,345,279
S&P MidCap 400® Index Fund	9,930	1,146,915

Total iShares		8,350,266

Other - 77.34%
GreenHaven Continuous Commodity Index Fund(1)	29,080	749,392
PIMCO Enhanced Short Maturity ETF	23,150	2,344,401
SPDR® Barclays Capital High Yield Bond ETF	36,305	1,433,684
Vanguard® MSCI EAFE ETF	64,420	2,293,996
Vanguard® Short-Term Bond ETF	165,227	13,229,726
Vanguard® Total Bond Market ETF	121,693	9,842,530

Total Other		29,893,729

Total Exchange Traded Funds (Cost $37,788,152)		38,243,995

	7-Day Yield	Shares	Value
Short-Term Investments - 1.27%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.064%	492,191	$492,191

Total Short-Term Investments (Cost $492,191)			492,191

Total Investments - 100.21% (Total cost $38,280,343)			38,736,186

Liabilities in Excess of Other Assets - (0.21)%			(81,599)

Net Assets - 100.00%			$38,654,587

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2013.

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Future holdings are subject to change.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2013	7

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Statement of Investments	As of June 30, 2013 (Unaudited)

	Shares	Value
Exchange Traded Funds - 98.86%
iShares - 30.44%
iShares® TIPS Bond Fund	78,463	$8,788,641
MSCI EAFE Small Cap Index Fund	54,160	2,271,470
S&P 500® Index Fund	108,268	17,427,900
S&P MidCap 400® Index Fund	60,715	7,012,582

Total iShares		35,500,593

Other - 68.42%
GreenHaven Continuous Commodity Index Fund(1)	132,655	3,418,519
PIMCO Enhanced Short Maturity ETF	46,985	4,758,171
SPDR® Barclays Capital High Yield Bond ETF	103,600	4,091,164
Vanguard® MSCI EAFE ETF	270,455	9,630,903
Vanguard® MSCI Emerging Markets ETF	59,566	2,309,970
Vanguard® Short-Term Bond ETF	342,629	27,434,304
Vanguard® Small-Cap ETF	31,475	2,949,522
Vanguard® Total Bond Market ETF	311,698	25,210,134

Total Other		79,802,687

Total Exchange Traded Funds (Cost $110,261,794)		115,303,280

	7-Day Yield	Shares	Value
Short-Term Investments - 0.70%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.064%	813,396	$813,396

Total Short-Term Investments (Cost $813,396)			813,396

Total Investments - 99.56% (Total cost $111,075,190)			116,116,676

Other Assets in Excess of Liabilities - 0.44%			518,338

Net Assets - 100.00%			$116,635,014

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2013.

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Future holdings are subject to change.

See Notes to Financial Statements.
8	www.alpsfunds.com

Ibbotson Balanced ETF Asset Allocation Portfolio
Statement of Investments	As of June 30, 2013 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.03%
iShares - 34.82%
iShares® TIPS Bond Fund	82,131	$9,199,493
MSCI EAFE Small Cap Index Fund	131,465	5,513,642
S&P 500® Index Fund	230,876	37,164,110
S&P MidCap 400® Index Fund	167,625	19,360,688

Total iShares		71,237,933

Other - 64.21%
GreenHaven Continuous Commodity Index Fund(1)	233,465	6,016,393
PIMCO Enhanced Short Maturity ETF	20,565	2,082,617
SPDR® Barclays Capital High Yield Bond ETF	167,685	6,621,881
Vanguard® MSCI EAFE ETF	701,385	24,976,320
Vanguard® MSCI Emerging Markets ETF	224,314	8,698,897
Vanguard® REIT ETF	59,238	4,070,835
Vanguard® Short-Term Bond ETF	362,600	29,033,382
Vanguard® Small-Cap ETF	120,758	11,316,232
Vanguard® Total Bond Market ETF	476,501	38,539,401

Total Other		131,355,958

Total Exchange Traded Funds (Cost $189,455,487)		202,593,891

	7-Day Yield	Shares	Value
Short-Term Investments - 1.47%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.064%	2,998,689	$2,998,689

Total Short-Term Investments (Cost $2,998,689)			2,998,689

Total Investments - 100.50% (Total cost $192,454,176)			205,592,580

Liabilities in Excess of Other Assets - (0.50)%			(1,015,493)

Net Assets - 100.00%			$204,577,087

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2013.

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Future holdings are subject to change.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2013	9

Ibbotson Growth ETF Asset Allocation Portfolio
Statement of Investments	As of June 30, 2013 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.85%
iShares - 38.08%
MSCI EAFE Small Cap Index Fund	150,580	$6,315,325
S&P 500® Index Fund	225,392	36,281,351
S&P MidCap 400® Index Fund	196,870	22,738,485

Total iShares		65,335,161

Other - 61.77%
GreenHaven Continuous Commodity Index Fund(1)	263,000	6,777,510
Vanguard® MSCI EAFE ETF	816,255	29,066,841
Vanguard® MSCI Emerging Markets ETF	287,734	11,158,325
Vanguard® REIT ETF	62,352	4,284,829
Vanguard® Short-Term Bond ETF	262,168	20,991,792
Vanguard® Small-Cap ETF	147,906	13,860,271
Vanguard® Total Bond Market ETF	245,096	19,823,364

Total Other		105,962,932

Total Exchange Traded Funds (Cost $156,483,860)		171,298,093

	7-Day Yield	Shares	Value
Short-Term Investments - 0.46%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.064%	790,118	$790,118

Total Short-Term Investments (Cost $790,118)			790,118

Total Investments - 100.31% (Total cost $157,273,978)			172,088,211

Liabilities in Excess of Other Assets - (0.31)%			(526,384)

Net Assets - 100.00%			$171,561,827

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2013.

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Future holdings are subject to change.

See Notes to Financial Statements.
10	www.alpsfunds.com

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Statement of Investments	As of June 30, 2013 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.98%
iShares - 39.80%
MSCI EAFE Small Cap Index Fund	64,690	$2,713,098
S&P 500® Index Fund	73,901	11,895,844
S&P MidCap 400® Index Fund	72,150	8,333,325

Total iShares		22,942,267

Other - 60.18%
GreenHaven Continuous
Commodity Index Fund(1)	109,810	2,829,804
Vanguard® MSCI EAFE ETF	319,015	11,360,124
Vanguard® MSCI Emerging Markets ETF	117,827	4,569,331
Vanguard® REIT ETF	25,554	1,756,071
Vanguard® Short-Term Bond ETF	41,825	3,348,928
Vanguard® Small-Cap ETF	58,578	5,489,344
Vanguard® Total Bond Market ETF	66,016	5,339,374

Total Other		34,692,976

Total Exchange Traded Funds (Cost $53,031,403)		57,635,243

	7-Day Yield	Shares	Value
Short-Term Investments - 0.56%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.064%	326,881	$326,881

Total Short-Term Investments (Cost $326,881)			326,881

Total Investments - 100.54% (Total cost $53,358,284)			57,962,124

Liabilities in Excess of Other Assets - (0.54)%			(314,154)

Net Assets - 100.00%			$57,647,970

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2013.

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Future holdings are subject to change.

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2013	11

Ibbotson ETF Allocation Series
Statements of Assets and Liabilities	As of June 30, 2013 (Unaudited)

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
ASSETS:

Investments, at value (Investments, at Cost, see below)	$38,736,186	$116,116,676	$205,592,580	$172,088,211	$57,962,124
Cash	6,535	–	191,353	262,915	–
Receivable for investments sold	–	520,934	–	–	–
Receivable for shares sold	45,394	11,566	97,532	39,060	17,929
Dividends receivable	22,543	148,098	335,520	354,495	127,468
Other assets	1,871	5,628	9,619	8,018	2,620

Total Assets	38,812,529	116,802,902	206,226,604	172,752,699	58,110,141

LIABILITIES:

Payable to custodian for overdraft	–	53,956	–	–	28,192
Payable for investments purchased	110,695	–	1,105,444	1,001,458	281,618
Payable for shares redeemed	8,791	24,351	399,301	68,757	102,806
Payable to advisor	10,903	43,122	75,412	63,066	19,512
Payable for distribution and service fees	7,391	23,432	38,920	26,559	8,655
Payable for audit fees	13,089	13,107	13,029	12,139	12,898
Accrued expenses and other liabilities	7,073	9,920	17,411	18,893	8,490

Total Liabilities	157,942	167,888	1,649,517	1,190,872	462,171

Net Assets	$38,654,587	$116,635,014	$204,577,087	$171,561,827	$57,647,970

NET ASSETS CONSIST OF:

Paid-in capital	$36,847,195	$108,064,228	$185,281,415	$154,703,394	$51,250,639
Accumulated net investment income	719,600	2,311,090	4,346,683	3,481,361	1,175,742
Accumulated net realized gain/(loss) on investments and foreign currency transactions	631,949	1,218,210	1,810,585	(1,437,161)	617,749
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	455,843	5,041,486	13,138,404	14,814,233	4,603,840

Net Assets	$38,654,587	$116,635,014	$204,577,087	$171,561,827	$57,647,970

Investments, at Cost	$38,280,343	$111,075,190	$192,454,176	$157,273,978	$53,358,284

12	www.alpsfunds.com

Ibbotson ETF Allocation Series
Statements of Assets and Liabilities (continued)	As of June 30, 2013 (Unaudited)

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

PRICING OF SHARES:

Class I:
Net Assets	$3,031,713	$3,428,637	$16,789,902	$43,888,156	$15,948,121
Shares of beneficial interest outstanding	270,525	324,506	1,595,831	4,409,686	1,531,744

Net assets value, offering and redemption price per share	$11.21	$10.57	$10.52	$9.95	$10.41

Class II:
Net Assets	$35,622,874	$113,206,377	$187,787,185	$127,673,671	$41,699,849
Shares of beneficial interest outstanding	3,194,477	10,330,194	17,738,737	13,009,228	4,035,553

Net assets value, offering and redemption price per share	$11.15	$10.96	$10.59	$9.81	$10.33

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2013	13

Ibbotson ETF Allocation Series
Statements of Operations	For the Six Months ended June 30, 2013 (Unaudited)

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

INVESTMENT INCOME:
Dividends	$353,680	$1,112,952	$2,082,160	$1,740,938	$602,512

Total Investment Income	353,680	1,112,952	2,082,160	1,740,938	602,512

EXPENSES:
Investment advisor fee	86,920	260,864	449,330	374,969	122,790
12b-1 fees:
Class II	44,874	141,673	232,204	158,747	50,765
Custodian fees	6,004	6,028	10,362	9,096	6,245
Legal fees	2,072	4,186	9,974	7,997	1,424
Audit fees	10,176	10,194	10,116	9,226	9,985
Trustees’ fees and expenses	3,302	9,609	16,874	14,145	4,671
Report to shareholder fees	1,128	4,096	6,287	6,802	2,128
Registration fees	417	199	1,789	144	24
Other expenses	3,688	7,735	11,649	10,215	4,332

Total expenses before waiver	158,581	444,584	748,585	591,341	202,364

Less fees waived/reimbursed by investment advisor and sub-advisor
Class I	(851)	–	–	–	(1,807)
Class II	(10,394)	–	–	–	(4,861)

Total Net Expenses	147,336	444,584	748,585	591,341	195,696

Net Investment Income	206,344	668,368	1,333,575	1,149,597	406,816

REALIZED AND UNREALIZED GAIN/ (LOSS) ON INVESTMENTS:
Net realized gain on Investments	354,561	726,466	1,504,730	995,760	482,679
Net change in unrealized appreciation on Investments	(724,513)	114,809	3,248,876	5,579,490	1,820,873

Net Realized and Unrealized Gain/(Loss) on Investments	(369,952)	841,275	4,753,606	6,575,250	2,303,552

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(163,608)	$1,509,643	$6,087,181	$7,724,847	$2,710,368

See Notes to Financial Statements.
14	www.alpsfunds.com

Ibbotson Conservative ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

OPERATIONS:

Net investment income	$206,344	$513,296
Net realized gain on investments	354,561	409,998
Net change in unrealized appreciation/(depreciation) on investments	(724,513)	746,525
Net Increase/(Decrease) in net assets resulting from operations	(163,608)	1,669,819

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(45,986)
Class II	–	(475,854)
From net realized gain on investments
Class I	–	(54,816)
Class II	–	(643,417)
Total distributions	–	(1,220,073)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	534,992	1,558,271
Issued to shareholders in reinvestment of distributions	–	100,802
Cost of shares redeemed	(530,360)	(1,170,922)
Net increase from share transactions	4,632	488,151
Class II
Proceeds from sale of shares	6,424,246	13,709,250
Issued to shareholders in reinvestment of distributions	–	1,119,271
Cost of shares redeemed	(6,599,448)	(6,742,001)
Net increase/(decrease) from share transactions	(175,202)	8,086,520

Net increase/(decrease) in net assets	(334,178)	9,024,417

NET ASSETS:

Beginning of period	38,988,765	29,964,348
End of period*	$38,654,587	$38,988,765

*Includes accumulated net investment income of:	$719,600	$513,256

Semi-Annual Report | June 30, 2013	15

Ibbotson Conservative ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

OTHER INFORMATION - SHARES:

Class I
Sold	46,942	137,580
Reinvested	–	8,984
Redeemed	(46,695)	(103,220)
Net increase in shares outstanding	247	43,344

Class II
Sold	566,779	1,210,802
Reinvested	–	100,114
Redeemed	(581,860)	(597,141)
Net increase/(decrease) in shares outstanding	(15,081)	713,775

See Notes to Financial Statements.
16	www.alpsfunds.com

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

OPERATIONS:

Net investment income	$668,368	$1,642,850
Net realized gain on investments	726,466	969,279
Net change in unrealized appreciation on investments	114,809	5,224,228
Net Increase in net assets resulting from operations	1,509,643	7,836,357

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(58,860)
Class II	–	(1,674,780)
From net realized gain on investments
Class I	–	(98,210)
Class II	–	(3,137,760)
Total distributions	–	(4,969,610)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	882,589	1,286,479
Issued to shareholders in reinvestment of distributions	–	157,070
Cost of shares redeemed	(808,188)	(363,640)
Net increase from share transactions	74,401	1,079,909
Class II
Proceeds from sale of shares	16,985,727	25,461,019
Issued to shareholders in reinvestment of distributions	–	4,812,540
Cost of shares redeemed	(14,657,167)	(17,732,793)
Net increase from share transactions	2,328,560	12,540,766

Net increase in net assets	3,912,604	16,487,422

NET ASSETS:

Beginning of period	112,722,410	96,234,988
End of period*	$116,635,014	$112,722,410

*Includes accumulated net investment income of:	$2,311,090	$1,642,722

Semi-Annual Report | June 30, 2013	17

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

OTHER INFORMATION - SHARES:

Class I
Sold	82,533	121,343
Reinvested	–	15,161
Redeemed	(76,399)	(34,353)
Net increase in shares outstanding	6,134	102,151

Class II
Sold	1,533,412	2,322,904
Reinvested	–	447,262
Redeemed	(1,321,868)	(1,620,841)
Net increase in shares outstanding	211,544	1,149,325

See Notes to Financial Statements.
18	www.alpsfunds.com

Ibbotson Balanced ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

OPERATIONS:

Net investment income	$1,333,575	$2,970,347
Net realized gain on investments	1,504,730	1,992,729
Net change in unrealized appreciation on investments	3,248,876	12,616,499
Net Increase in net assets resulting from operations	6,087,181	17,579,575

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(226,012)
Class II	–	(2,536,328)
From net realized gain on investments
Class I	–	(572,829)
Class II	–	(7,295,927)
Total distributions	–	(10,631,096)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	3,181,186	5,321,534
Issued to shareholders in reinvestment of distributions	–	798,841
Cost of shares redeemed	(694,081)	(1,034,008)
Net increase from share transactions	2,487,105	5,086,367
Class II
Proceeds from sale of shares	20,727,387	42,329,574
Issued to shareholders in reinvestment of distributions	–	9,832,256
Cost of shares redeemed	(15,968,936)	(27,533,571)
Net increase from share transactions	4,758,451	24,628,259

Net increase in net assets	13,332,737	36,663,105

NET ASSETS:

Beginning of period	191,244,350	154,581,245
End of period*	$204,577,087	$191,244,350

*Includes accumulated net investment income of:	$4,346,683	$3,013,108

Semi-Annual Report | June 30, 2013	19

Ibbotson Balanced ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

OTHER INFORMATION - SHARES:

Class I
Sold	300,324	518,061
Reinvested	–	79,172
Redeemed	(65,517)	(99,611)
Net increase in shares outstanding	234,807	497,622

Class II
Sold	1,942,795	4,071,844
Reinvested	–	967,742
Redeemed	(1,493,776)	(2,646,986)
Net increase in shares outstanding	449,019	2,392,600

See Notes to Financial Statements.
20	www.alpsfunds.com

Ibbotson Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

OPERATIONS:

Net investment income	$1,149,597	$2,278,426
Net realized gain on investments	995,760	1,738,568
Net change in unrealized appreciation on investments	5,579,490	13,727,917
Net Increase in net assets resulting from operations	7,724,847	17,744,911

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(528,397)
Class II	–	(1,470,324)
From net realized gain on investments
Class I	–	(2,648,209)
Class II	–	(8,713,223)
Total distributions	–	(13,360,153)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	5,392,762	8,727,459
Issued to shareholders in reinvestment of distributions	–	3,176,606
Cost of shares redeemed	(775,298)	(1,738,916)
Net increase from share transactions	4,617,464	10,165,149
Class II
Proceeds from sale of shares	12,748,674	22,299,414
Issued to shareholders in reinvestment of distributions	–	10,183,547
Cost of shares redeemed	(11,505,032)	(22,797,651)
Net increase from share transactions	1,243,642	9,685,310

Net increase in net assets	13,585,953	24,235,217

NET ASSETS:

Beginning of period	157,975,874	133,740,657
End of period*	$171,561,827	$157,975,874

*Includes accumulated net investment income of:	$3,481,361	$2,331,764

Semi-Annual Report | June 30, 2013	21

Ibbotson Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

OTHER INFORMATION - SHARES:

Class I
Sold	541,467	888,949
Reinvested	–	339,381
Redeemed	(76,864)	(176,051)
Net increase in shares outstanding	464,603	1,052,279

Class II
Sold	1,292,956	2,305,473
Reinvested	–	1,102,115
Redeemed	(1,164,832)	(2,351,141)
Net increase in shares outstanding	128,124	1,056,447

See Notes to Financial Statements.
22	www.alpsfunds.com

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

OPERATIONS:

Net investment income	$406,816	$749,075
Net realized gain on investments	482,679	484,505
Net change in unrealized appreciation on investments	1,820,873	4,910,501
Net Increase in net assets resulting from operations	2,710,368	6,144,081

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(172,199)
Class II	–	(428,371)
From net realized gain on investments
Class I	–	(2,097)
Class II	–	(6,123)

Total distributions	–	(608,790)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	2,563,797	3,564,530
Issued to shareholders in reinvestment of distributions	–	174,296
Cost of shares redeemed	(589,245)	(694,534)
Net increase from share transactions	1,974,552	3,044,292

Class II
Proceeds from sale of shares	5,680,730	7,787,699
Issued to shareholders in reinvestment of distributions	–	434,494
Cost of shares redeemed	(4,524,186)	(7,485,309)
Net increase from share transactions	1,156,544	736,884

Net increase in net assets	5,841,464	9,316,467

NET ASSETS:

Beginning of period	51,806,506	42,490,039
End of period*	$57,647,970	$51,806,506

*Includes accumulated net investment income of:	$1,175,742	$768,926

Semi-Annual Report | June 30, 2013	23

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

OTHER INFORMATION - SHARES:

Class I
Sold	246,161	375,638
Reinvested	–	17,895
Redeemed	(55,896)	(73,730)
Net increase in shares outstanding	190,265	319,803

Class II
Sold	548,208	825,075
Reinvested	–	44,886
Redeemed	(438,746)	(801,765)
Net increase in shares outstanding	109,462	68,196

See Notes to Financial Statements.
24	www.alpsfunds.com

Ibbotson Conservative ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.24		$11.03	$11.09	$10.54	$9.79	$10.46
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.07	(1)	0.20 (1)	0.26 (1)	0.23 (1)	0.26 (1)	0.37 (1)
Net realized and unrealized gain/(loss) on investments	(0.10)		0.40	0.11	0.47	0.56	(0.96)
Total income/(loss) from investment operations	(0.03)		0.60	0.37	0.70	0.82	(0.59)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.18)	(0.16)	(0.14)	(0.06)	(0.08)
From net realized gain	–		(0.21)	(0.27)	(0.01)	(0.01)	(0.00) (2)
Total distributions	–		(0.39)	(0.43)	(0.15)	(0.07)	(0.08)
Net increase/(decrease) in net asset value	(0.03)		0.21	(0.06)	0.55	0.75	(0.67)
Net asset value - end of period	$11.21		$11.24	$11.03	$11.09	$10.54	$9.79

Total Return*	(0.27)%	(3)	5.48%	3.42%	6.67%	8.35%	(5.58)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$3,032		$3,039	$2,504	$2,314	$1,501	$479
Ratios to average net assets:
Total expenses before reimbursements	0.58%	(4)	0.60%	0.63%	0.74%	0.95%	2.23%
Net expenses after reimbursements	0.53%	(4)	0.53%	0.51%	0.48%	0.48%	0.48%
Net investment income after reimbursements	1.28%	(4)	1.75%	2.31%	2.12%	2.63%	3.71%
Portfolio turnover rate	11%	(3)	22%	39%	34%	31%	129%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2013	25

Ibbotson Conservative ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.20		$11.00	$11.07	$10.53	$9.81	$10.43
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.06	(1)	0.17 (1)	0.24 (1)	0.20 (1)	0.24 (1)	0.35 (1)
Net realized and unrealized gain/(loss) on investments	(0.11)		0.40	0.10	0.48	0.55	(0.97)
Total income/(loss) from investment operations	(0.05)		0.57	0.34	0.68	0.79	(0.62)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.16)	(0.14)	(0.13)	(0.06)	–
From net realized gain	–		(0.21)	(0.27)	(0.01)	(0.01)	(0.00) (2)
Total distributions	–		(0.37)	(0.41)	(0.14)	(0.07)	(0.00) (2)
Net increase/(decrease) in net asset value	(0.05)		0.20	(0.07)	0.54	0.72	(0.62)
Net asset value - end of period	$11.15		$11.20	$11.00	$11.07	$10.53	$9.81

Total Return*	(0.45)%	(3)	5.21%	3.14%	6.48%	8.06%	(5.93)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$35,623		$35,950	$27,460	$19,488	$14,744	$4,386
Ratios to average net assets:
Total expenses before reimbursements	0.84%	(4)	0.85%	0.88%	0.99%	1.20%	2.50%
Net expenses after reimbursements	0.78%	(4)	0.78%	0.77%	0.73%	0.73%	0.73%
Net investment income after reimbursements	1.04%	(4)	1.53%	2.10%	1.88%	2.39%	3.50%
Portfolio turnover rate	11%	(3)	22%	39%	34%	31%	129%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
26	www.alpsfunds.com

Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.41		$10.11	$10.25	$9.46	$8.41	$10.30
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.07	(1)	0.20 (1)	0.23 (1)	0.22 (1)	0.23 (1)	0.32 (1)
Net realized and unrealized gain/(loss) on investments	0.09		0.63	(0.09)	0.63	0.93	(1.87)
Total income/(loss) from investment operations	0.16		0.83	0.14	0.85	1.16	(1.55)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.20)	(0.11)	(0.06)	(0.10)	(0.34)
From net realized gain	–		(0.33)	(0.17)	–	(0.01)	(0.00) (2)
Total distributions	–		(0.53)	(0.28)	(0.06)	(0.11)	(0.34)
Net increase/(decrease) in net asset value	0.16		0.30	(0.14)	0.79	1.05	(1.89)
Net asset value - end of period	$10.57		$10.41	$10.11	$10.25	$9.46	$8.41

Total Return*	1.54%	(3)	8.18%	1.37%	9.04%	13.72%	(14.95)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$3,429		$3,315	$2,186	$1,701	$776	$303
Ratios to average net assets:
Total expenses before reimbursements	0.52%	(4)	0.52%	0.55%	0.66%	0.82%	2.11%
Net expenses after reimbursements	0.52%	(4)	0.52%	0.51%	0.48%	0.48%	0.48%
Net investment income after reimbursements	1.36%	(4)	1.90%	2.25%	2.22%	2.59%	3.32%
Portfolio turnover rate	6%	(3)	19%	45%	31%	28%	55%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2013	27

Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.81		$10.49	$10.64	$9.82	$8.73	$10.29
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.06	(1)	0.17 (1)	0.21 (1)	0.24 (1)	0.21 (1)	0.31 (1)
Net realized and unrealized gain/(loss) on investments	0.09		0.66	(0.10)	0.63	0.95	(1.87)
Total income/(loss) from investment operations	0.15		0.83	0.11	0.87	1.16	(1.56)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.18)	(0.09)	(0.05)	(0.06)	–
From net realized gain	–		(0.33)	(0.17)	–	(0.01)	(0.00) (2)
Total distributions	–		(0.51)	(0.26)	(0.05)	(0.07)	(0.00) (2)
Net increase/(decrease) in net asset value	0.15		0.32	(0.15)	0.82	1.09	(1.56)
Net asset value - end of period	$10.96		$10.81	$10.49	$10.64	$9.82	$8.73

Total Return*	1.39%	(3)	7.87%	1.08%	8.88%	13.30%	(15.16)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$113,206		$109,407	$94,049	$76,487	$23,595	$7,788
Ratios to average net assets:
Total expenses before reimbursements	0.77%	(4)	0.77%	0.80%	0.90%	1.06%	1.83%
Net expenses after reimbursements	0.77%	(4)	0.77%	0.77%	0.73%	0.73%	0.73%
Net investment income after reimbursements	1.14%	(4)	1.57%	1.98%	2.39%	2.33%	3.32%
Portfolio turnover rate	6%	(3)	19%	45%	31%	28%	55%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
28	www.alpsfunds.com

Ibbotson Balanced ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.18		$9.74	$10.08	$9.08	$7.65	$10.21
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.08	(1)	0.21 (1)	0.22 (1)	0.21 (1)	0.20 (1)	0.29 (1)
Net realized and unrealized gain/(loss) on investments	0.26		0.86	(0.28)	0.86	1.31	(2.73)
Total income/(loss) from investment operations	0.34		1.07	(0.06)	1.07	1.51	(2.44)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.18)	(0.12)	(0.07)	(0.07)	(0.12)
From net realized gain	–		(0.45)	(0.16)	–	(0.01)	(0.00) (2)
Total distributions	–		(0.63)	(0.28)	(0.07)	(0.08)	(0.12)
Net increase/(decrease) in net asset value	0.34		0.44	(0.34)	1.00	1.43	(2.56)
Net asset value - end of period	$10.52		$10.18	$9.74	$10.08	$9.08	$7.65

Total Return*	3.34%	(3)	11.00%	(0.56)%	11.85%	19.74%	(23.82)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$16,790		$13,860	$8,406	$6,270	$3,366	$1,402
Ratios to average net assets:
Total expenses before reimbursements	0.51%	(4)	0.51%	0.53%	0.60%	0.68%	1.15%
Net expenses after reimbursements	0.51%	(4)	0.51%	0.52%	0.48%	0.48%	0.48%
Net investment income after reimbursements	1.60%	(4)	2.06%	2.19%	2.18%	2.45%	3.25%
Portfolio turnover rate	3%	(3)	18%	51%	32%	26%	67%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2013	29

Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.26		$9.81	$10.17	$9.17	$7.73	$10.19
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.07	(1)	0.18 (1)	0.19 (1)	0.20 (1)	0.18 (1)	0.28 (1)
Net realized and unrealized gain/(loss) on investments	0.26		0.88	(0.29)	0.87	1.33	(2.73)
Total income/(loss) from investment operations	0.33		1.06	(0.10)	1.07	1.51	(2.45)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.16)	(0.10)	(0.07)	(0.06)	(0.01)
From net realized gain	–		(0.45)	(0.16)	–	(0.01)	(0.00) (2)
Total distributions	–		(0.61)	(0.26)	(0.07)	(0.07)	(0.01)
Net increase/(decrease) in net asset value	0.33		0.45	(0.36)	1.00	1.44	(2.46)
Net asset value - end of period	$10.59		$10.26	$9.81	$10.17	$9.17	$7.73

Total Return*	3.22%(3)		10.81%	(0.89)%	11.63%	19.52%	(24.05)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$187,787		$177,384	$146,175	$116,197	$52,023	$17,771
Ratios to average net assets:
Total expenses before reimbursements	0.76%(4)		0.76%	0.78%	0.84%	0.92%	1.35%
Net expenses after reimbursements	0.76%(4)		0.76%	0.77%	0.73%	0.73%	0.73%
Net investment income after reimbursements	1.30%(4)		1.68%	1.89%	2.13%	2.20%	3.19%
Portfolio turnover rate	3%(3)		18%	51%	32%	26%	67%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
30	www.alpsfunds.com

Ibbotson Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009		For the Year Ended December 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.48		$9.17	$9.75	$8.60	$6.93		$10.11
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.08	(1)	0.18 (1)	0.18 (1)	0.19 (1)	0.17	(1)	0.29	(1)
Net realized and unrealized gain/(loss) on investments	0.39		1.02	(0.53)	1.03	1.56		(3.46)
Total income/(loss) from investment operations	0.47		1.20	(0.35)	1.22	1.73		(3.17)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.15)	(0.12)	(0.07)	(0.06)		(0.01)
From net realized gain	–		(0.74)	(0.11)	–	(0.00	)(2)	(0.00	)(2)
Total distributions	–		(0.89)	(0.23)	(0.07)	(0.06)		(0.01)
Net increase/(decrease) in net asset value	0.47		0.31	(0.58)	1.15	1.67		(3.18)
Net asset value - end of period	$9.95		$9.48	$9.17	$9.75	$8.60		$6.93

Total Return*	4.96%	(3)	13.24%	(3.50)%	14.19%	24.94%		(31.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$43,888		$37,403	$26,531	$20,472	$10,993		$3,876
Ratios to average net assets:
Total expenses before reimbursements	0.51%	(4)	0.52%	0.54%	0.60%	0.66%		1.05%
Net expenses after reimbursements	0.51%	(4)	0.52%	0.51%	0.48%	0.48%		0.48%
Net investment income after reimbursements	1.59%	(4)	1.84%	1.85%	2.15%	2.31%		3.76%
Portfolio turnover rate	3%	(3)	19%	52%	40%	19%		27%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2013	31

Ibbotson Growth ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.36		$9.07	$9.65	$8.53	$6.89	$10.09
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.06	(1)	0.14 (1)	0.14 (1)	0.19 (1)	0.15 (1)	0.25 (1)
Net realized and unrealized gain/(loss) on investments	0.39		1.02	(0.50)	0.99	1.55	(3.44)
Total income/(loss) from investment operations	0.45		1.16	(0.36)	1.18	1.70	(3.19)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.13)	(0.11)	(0.06)	(0.06)	(0.01)
From net realized gain	–		(0.74)	(0.11)	–	(0.00) (2)	(0.00) (2)
Total distributions	–		(0.87)	(0.22)	(0.06)	(0.06)	(0.01)
Net increase/(decrease) in net asset value	0.45		0.29	(0.58)	1.12	1.64	(3.20)
Net asset value - end of period	$9.81		$9.36	$9.07	$9.65	$8.53	$6.89

Total Return*	4.81%	(3)	12.92%	(3.68)%	13.86%	24.65%	(31.61)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$127,674		$120,573	$107,209	$103,552	$48,232	$18,023
Ratios to average net assets:
Total expenses before reimbursements	0.76%	(4)	0.77%	0.79%	0.84%	0.91%	1.39%
Net expenses after reimbursements	0.76%	(4)	0.77%	0.76%	0.73%	0.73%	0.73%
Net investment income after reimbursements	1.29%	(4)	1.47%	1.47%	2.14%	2.03%	3.11%
Portfolio turnover rate	3%	(3)	19%	52%	40%	19%	27%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
32	www.alpsfunds.com

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.88		$8.75	$9.31	$8.09	$6.36	$10.09
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.09	(1)	0.18 (1)	0.17 (1)	0.19 (1)	0.16 (1)	0.31 (1)
Net realized and unrealized gain/(loss) on investments	0.44		1.08	(0.62)	1.07	1.60	(4.00)
Total income/(loss) from investment operations	0.53		1.26	(0.45)	1.26	1.76	(3.69)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.13)	(0.11)	(0.04)	(0.03)	(0.04)
From net realized gain	–		(0.00) (2)	–	–	(0.00) (2)	(0.00) (2)
Total distributions	–		(0.13)	(0.11)	(0.04)	(0.03)	(0.04)
Net increase/(decrease) in net asset value	0.53		1.13	(0.56)	1.22	1.73	(3.73)
Net asset value - end of period	$10.41		$9.88	$8.75	$9.31	$8.09	$6.36

Total Return*	5.36%	(3)	14.46%	(4.85)%	15.58%	27.79%	(36.57)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$15,948		$13,256	$8,937	$6,745	$3,462	$1,009
Ratios to average net assets:
Total expenses before reimbursements	0.55%	(4)	0.57%	0.60%	0.82%	1.28%	3.00%
Net expenses after reimbursements	0.52%	(4)	0.53%	0.51%	0.48%	0.48%	0.48%
Net investment income after reimbursements	1.71%	(4)	1.91%	1.81%	2.27%	2.28%	4.21%
Portfolio turnover rate	5%	(3)	23%	43%	77%	27%	55%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2013	33

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.82		$8.70	$9.26	$8.06	$6.38	$10.07
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.07	(1)	0.14 (1)	0.13 (1)	0.31 (1)	0.13 (1)	0.25 (1)
Net realized and unrealized gain/(loss) on investments	0.44		1.09	(0.60)	0.92	1.61	(3.94)
Total income/(loss) from investment operations	0.51		1.23	(0.47)	1.23	1.74	(3.69)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.11)	(0.09)	(0.03)	(0.06)	–
From net realized gain	–		(0.00) (2)	–	–	(0.00) (2)	(0.00) (2)
Total distributions	–		(0.11)	(0.09)	(0.03)	(0.06)	(0.00) (2)
Net increase/(decrease) in net asset value	0.51		1.12	(0.56)	1.20	1.68	(3.69)
Net asset value - end of period	$10.33		$9.82	$8.70	$9.26	$8.06	$6.38

Total Return*	5.19%	(3)	14.20%	(5.04)%	15.21%	27.29%	(36.64)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$41,700		$38,551	$33,554	$32,250	$5,823	$2,597
Ratios to average net assets:
Total expenses before reimbursements	0.80%	(4)	0.82%	0.84%	1.03%	1.55%	3.40%
Net expenses after reimbursements	0.77%	(4)	0.78%	0.76%	0.73%	0.73%	0.73%
Net investment income after reimbursements	1.38%	(4)	1.51%	1.45%	3.66%	1.89%	3.31%
Portfolio turnover rate	5%	(3)	23%	43%	77%	27%	55%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
34	www.alpsfunds.com

ALPS | Alerian Energy Infrastucture Portfolio
Performance Overview	June 30, 2013 (Unaudited)

Fund Description

The ALPS | Alerian Energy Infrastructure Portfolio (the “Portfolio”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the “Index”).

The Portfolio employs a “passive management” – or indexing –investment approach designed to track the performance of the Index. Developed by Alerian, the Index is intended to give investors a means of tracking the overall performance of the North American Energy Infrastructure sector. North American Energy Infrastructure sector companies own and operate assets that are used in the energy sector to provide the link between the source of energy (where it is produced) and the end user (where it is consumed).

The Index is comprised of equity securities of issuers headquartered or incorporated in the United States and Canada, such as Master Limited Partnerships and limited liability companies taxed as partnerships (“MLPs”), MLP affiliates, and Energy Infrastructure Companies.

ALPS | ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2013

			Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/13
	One Month	Year-to-Date[1]	Gross	Net
ALPS | Alerian Energy Infrastructure Portfolio Class I	-0.73%	-4.60%	0.80%	0.80%
ALPS | Alerian Energy Infrastructure Portfolio Class lll	-0.73%	-4.60%	1.30%	1.30%
Alerian Energy Infrastructure Index[2]	-0.64%	-4.33%

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

[1]	The Fund commenced operations on April 30, 2013. Total return for a period of less than one year is not annualized.
[2]

The Alerian Energy Infrastructure Index is a composite of 30 core energy infrastructure companies in North America. The index constituents engage in the transportation, storage, and processing of natural resources. An investor cannot invest directly in an index.

†	Also see Notes to Financial Statements (Note 5) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2013.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding Distribution and/or Service (12b-1) fee, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed a maximum of either 0.80% of either Class I or Class III shares average daily net assets through April 29, 2015. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

If an MLP in the portfolio is deemed a corporation rather than a partnership for federal income tax purposes, then the income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the fund which could result in a reduction of the fund’s value.

Investments in securities of MLPs involve risks that differ from an investment in common stock. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.

The benefit you are expected to derive from the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Fund’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you.

Legislative, judicial, or administrative changes and differing interpretations, possibly on a retroactive basis, could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Fund.

The ALPS | Alerian Energy Infrastructure Portfolio is distributed by ALPS Portfolio Solutions Distributor, Inc. ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Alerian.

Semi-Annual Report | June 30, 2013	35

ALPS | Alerian Energy Infrastucture Portfolio
Performance Overview (continued)	June 30, 2013 (Unaudited)

Top 10 Holdings* (as of June 30, 2013)

Spectra Energy Corp.	4.7%
Enbridge, Inc.	4.7%
TransCanada Corp.	4.6%
SemGroup Corp.	4.3%
Crosstex Energy, Inc.	4.2%
Targa Resources Corp.	4.1%
Kinder Morgan, Inc.	4.0%
ONEOK, Inc.	3.8%
The Williams Cos., Inc.	3.8%
Western Gas Partners LP	3.8%
Percent of Total Investments in Top Ten Holdings:	42.0%

* % of Total Investments.

Holdings are subject to change.

Growth of $10k (as of June 30, 2013)

Comparison of Change in Value of $10,000 Investment in ALPS | Alerian Energy Infrastructure Portfolio and Alerian MLP Infrastructure Index.

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

36	www.alpsfunds.com

ALPS | Alerian Energy Infrastructure Portfolio
Statement of Investments	As of June 30, 2013 (Unaudited)

	Shares	Value

Canadian Infrastructure - 18.60%
AltaGas, Ltd.	3,305	$115,834
Canadian Utilities, Ltd.	3,401	119,360
Emera, Inc.	3,704	116,329
Gibson Energy, Inc.	5,095	119,418
Keyera Corp.	2,152	115,733
Pembina Pipeline Corp.	3,912	119,700
Veresen, Inc.	9,835	116,613
Total Canadian Infrastructure (Cost $880,845)		822,987

Canadian Master Limited Partnership Affiliate - 9.57%
Enbridge, Inc.	5,080	213,547
TransCanada Corp.	4,869	209,630
Total Canadian Master Limited Partnership Affiliate (Cost $451,588)		423,177

Master Limited Partnership - 25.85%
Boardwalk Pipeline Partners LP	5,435	164,137
Energy Transfer Partners LP	3,189	161,172
Enterprise Products Partners LP	2,638	163,952
Magellan Midstream Partners LP	3,042	165,789
MarkWest Energy Partners LP	2,333	155,961
Plains All American Pipeline LP	2,844	158,723
Western Gas Partners LP	2,680	173,905
Total Master Limited Partnership (Cost $1,120,180)		1,143,639

U.S. Infrastructure - 14.92%
Atmos Energy Corp.	2,304	94,602
CenterPoint Energy, Inc.	4,081	95,863
Dominion Resources, Inc.	1,716	97,503
New Jersey Resources Corp.	2,102	87,296
NiSource, Inc.	3,346	95,830
OGE Energy Corp.	1,406	95,889
Questar Corp.	3,906	93,158
Total U.S. Infrastructure (Cost $676,407)		660,141

U.S. Master Limited Partnership Affiliate - 30.08%
Crosstex Energy, Inc.	9,820	194,043
Kinder Morgan, Inc.	4,828	184,188
ONEOK, Inc.	4,269	176,353
SemGroup Corp.	3,662	197,235
Spectra Energy Corp.	6,241	215,065
Targa Resources Corp.	2,918	187,715
The Williams Cos., Inc.	5,419	175,955
Total U.S. Master Limited Partnership Affiliate (Cost $1,353,024)		1,330,554

	7-Day Yield	Shares	Value

Short-Term Investments - 4.65%
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.060%	205,615	$205,615
Total Short-Term Investments (Cost $205,615)			205,615

Total Investments - 103.67% (Total cost $4,687,659)			4,586,113

Liabilities in Excess of Other Assets - (3.67)%			(162,360)

Net Assets - 100.00%			$4,423,753

Semi-Annual Report | June 30, 2013	37

ALPS | Alerian Energy Infrastucture Portfolio
Statement of Investments (continued)	As of June 30, 2013 (Unaudited)

Allocation# as a percentage of total Investments (Unaudited)

#	Percentages do not include any cash or cash equivalents. Future holdings are subject to change.

See Notes to Financial Statements.
38	www.alpsfunds.com

ALPS | Alerian Energy Infrastucture Portfolio
Statement of Assets and Liabilities	June 30, 2013 (Unaudited)

ALPS | Alerian Energy Infrastructure Portfolio

ASSETS:

Investments, at Value (Investments, at Cost, see below)	$4,586,113
Cash	280,935
Foreign Currency, at value (Cost $20,726)	20,726
Receivable for shares sold	38,087
Dividends receivable	4,678
Other assets	2,898
Total Assets	4,933,323

LIABILITIES:

Payable for investments purchased	494,818
Payable for shares redeemed	26
Payable for distribution and service fees	1,462
Payable for audit fees	8,714
Accrued expenses and other liabilities	4,550
Total Liabilities	509,570
Net Assets	$4,423,753

NET ASSETS CONSIST OF:

Paid-in capital	$4,522,006
Accumulated net investment income	4,457
Accumulated net realized loss on investments and foreign currency transactions	(1,281)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(101,429)
Net Assets	$4,423,753

Investments, at Cost	$4,687,659

PRICING OF SHARES:

Class I:
Net Assets	$133,247
Shares of beneficial interest outstanding	13,965
Net assets value, offering and redemption price per share	$9.54

Class III:
Net Assets	$4,290,506
Shares of beneficial interest outstanding	449,954
Net assets value, offering and redemption price per share	$9.54

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2013	39

ALPS | Alerian Energy Infrastucture Portfolio
Statement of Operations	For the Period April 30, 2013 (Inception) to June 30, 2013 (Unaudited)

ALPS Alerian Energy Infrastructure Portfolio

INVESTMENT INCOME:
Dividends (Net of withholding taxes of $987)	$8,992
Total Investment Income	8,992

EXPENSES:
Investment advisor fee	2,499
12b-1 fees:
Class III	839
Shareholder servicing fees - Class III	839
Custodian fees	2,033
Legal fees	905
Audit fees	8,714
Offering costs	3,045
Trustees’ fees and expenses	181
Report to shareholder fees	237
Registration fees	204
Other expenses	990
Total expenses before waiver	20,486
Less fees waived/reimbursed by investment advisor and sub-advisor
Class I	(1,545)
Class III	(14,406)
Total Net Expenses	4,535
Net Investment Income	4,457

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	(263)
Foreign currency transactions	(1,018)
Net change in unrealized appreciation/(depreciation) on:
Investments	(101,546)
Translation of assets and liabilities denominated in foreign currencies	117
Net Realized and Unrealized Loss on Investments	(102,710)
Net Decrease in Net Assets Resulting from Operations	$(98,253)

See Notes to Financial Statements.
40	www.alpsfunds.com

ALPS | Alerian Energy Infrastucture Portfolio
Statement of Changes in Net Assets

For the Period April 30, 2013 (Inception) to June 30, 2013 (Unaudited)

OPERATIONS:

Net investment income	$4,457
Net realized loss on investments	(1,281)
Net change in unrealized depreciation on investments	(101,429)
Net Decrease in net assets resulting from operations	(98,253)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	139,333
Cost of shares redeemed	(7)
Net increase from share transactions	139,326
Class III
Proceeds from sale of shares	4,385,158
Cost of shares redeemed	(2,478)
Net increase from share transactions	4,382,680

Net increase in net assets	4,423,753

NET ASSETS:

Beginning of period	–
End of period*	$4,423,753

*Includes accumulated net investment income of:	$4,457

OTHER INFORMATION - SHARES:

Class I
Sold	13,966
Redeemed	(1)
Net increase in shares outstanding	13,965

Class III
Sold	450,218
Redeemed	(264)
Net increase in shares outstanding	449,954

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2013	41

ALPS | Alerian Energy Infrastucture Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Period April 30, 2013 (Inception) to June 30, 2013 (Unaudited)
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$ 10.00
LOSS FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.04	(1)
Net realized and unrealized loss on investments	(0.50)
Total loss from investment operations	(0.46)

Net decrease in net asset value	(0.46)
Net asset value - end of period	$ 9.54

Total Return*	(4.60)%	(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$ 133
Ratios to average net assets:
Total expenses before reimbursements	8.02%	(3)
Net expenses after reimbursements	0.80%	(3)
Net investment income after reimbursements	2.58%	(3)
Portfolio turnover rate	2%	(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.
42	www.alpsfunds.com

ALPS | Alerian Energy Infrastructure Portfolio – Class III
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Period April 30, 2013 (Inception) to June 30, 2013 (Unaudited)
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$ 10.00
LOSS FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.02	(1)
Net realized and unrealized loss on investments	(0.48)
Total loss from investment operations	(0.46)

Net decrease in net asset value	(0.46)
Net asset value - end of period	$ 9.54

Total Return*	(4.60)%	(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$ 4,291
Ratios to average net assets:
Total expenses before reimbursements	5.59%	(3)
Net expenses after reimbursements	1.30%	(3)
Net investment income after reimbursements	1.16%	(3)
Portfolio turnover rate	2%	(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2013	43

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2013 (Unaudited)

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

ALPS Variable Investment Trust (the “Trust”) (prior to April 30, 2013, known as the Financial Investors Variable Insurance Trust) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s six portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Aggressive Growth ETF Asset Allocation Portfolio and ALPS | Alerian Energy Infrastructure Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”). The ALPS | Alerian Energy Infrastructure Portfolio commenced operations on May 1, 2013.

Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio offers Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio offeres Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees, and distribution and/or service fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and service fees, if applicable.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including exchange-traded funds and exchange-traded notes for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Shares of a registered investment company, including money market funds, that are traded on an exchange are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the Business Day as of which such value is being determined.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available, or in the Adviser’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Portfolio’s net asset value include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions. Fair valuation procedures may also be employed for securities such as certain derivatives, swaps, and other similar instruments for which there are no market quotations readily available. There can be no assurance, however, that a fair valuation used by a Portfolio on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. The value assigned to fair-valued securities for purposes of calculating a Portfolio’s net asset value may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their net asset values. A Portfolio may change the time at which orders are priced if the Exchange closes at a different time or an emergency exists. With respect to any portion of an Ibbotson Portfolio’s assets that are invested in Underlying ETFs that are registered under the 1940 Act, the Ibbotson Portfolios net asset value is calculated based upon the net asset values of the those Underlying ETFs in which the Ibbotson

44	www.alpsfunds.com

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2013 (Unaudited)

Portfolios invest, and the prospectuses for those Underlying ETFs explain the circumstances under which those Underlying ETFs will use fair value pricing and the effects of using fair value pricing.

The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of June 30, 2013:

Ibbotson Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$38,243,995	$–	$–	$38,243,995
Short-Term Investments	492,191	–	–	492,191
Total	$38,736,186	$–	$–	$38,736,186

Ibbotson Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$115,303,280	$–	$–	$115,303,280
Short-Term Investments	813,396	–	–	813,396
Total	$116,116,676	$–	$–	$116,116,676

Ibbotson Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$202,593,891	$–	$–	$202,593,891
Short-Term Investments	2,998,689	–	–	2,998,689
Total	$205,592,580	$–	$–	$205,592,580

Ibbotson Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$171,298,093	$–	$–	$171,298,093
Short-Term Investments	$790,118	$–	$–	$790,118
Total	$172,088,211	$–	$–	$172,088,211

Semi-Annual Report | June 30, 2013	45

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2013 (Unaudited)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$57,635,243	$–	$–	$57,635,243
Short-Term Investments	326,881	–	–	326,881
Total	$57,962,124	$–	$–	$57,962,124

ALPS | Alerian Energy Infrastructure Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Infrastructure	$822,987	$–	$–	$822,987
Canadian Master Limited Partnership Affiliate	423,177	–	–	423,177
Master Limited Partnership	1,143,639	–	–	1,143,639
U.S. Infrastructure	660,141	–	–	660,141
U.S. Master Limited Partnership Affiliate	1,330,554	–	–	1,330,554
Short-Term Investments	205,615	–	–	205,615
Total	$4,586,113	$–	$–	$4,586,113

The Funds recognize transfers between levels as of the end of the period. For the six months or period ended June 30, 2013, there were no transfers between Level 1 and Level 2 securities. For the six months or period ended June 30, 2013, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the six months or period ended June 30, 2013, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The ALPS | Alerian Energy Infrastructure Portfolio’s inception date was April 30, 2013, therefore no tax returns have been filed.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Exchange Traded Funds (“ETFs”): Except for the ALPS | Alerian Energy Infrastructure Portfolio; the other Portfolios are “Fund-of-Funds” which invest in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares are also offered with fees for non-distribution related services provided to Shareholders, a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated.

There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

46	www.alpsfunds.com

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2013 (Unaudited)

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Master Limited Partnerships (“MLPs”): The ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in MLPs, which are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Master Limited Partnerships Affiliate: MLP affiliates own assets in MLP units or ownership interests in MLPs. MLP affiliates also include U.S. and Canadian publicly traded equity securities and limited liability companies that own, directly or indirectly, general partner interests of MLPs.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio invests in securities of non-U.S. issuers (including Canadian issuers) which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Other: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

2. FEDERAL TAXES AND TAX BASIS INFORMATION

As of December 31, 2012, the Funds most recent year end, the component of distributable earnings on a tax basis were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Undistributed Ordinary Income	$513,256	$1,642,722	$3,013,108	$2,331,764	$768,926
Accumulated Capital Gains	476,308	1,060,499	1,173,573	281,790	503,500
Unrealized Appreciation	981,436	4,357,922	9,021,810	8,158,543	2,414,537
Other Cumulative Effect of Timing Differences	–	–	–	(1,638,511)	–
Total	$1,971,000	$7,061,143	$13,208,491	$9,133,586	$3,686,963

Semi-Annual Report | June 30, 2013	47

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2013 (Unaudited)

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under generally accepted accounting principles. Accordingly, for the period ended December 31, 2012, certain differences were reclassified. These differences were primarily due to the differing tax treatment of wash sales and certain other investments. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Undistributed Ordinary Income	$(11)	$(91)	$–	$(34)	$–
Accumulated Capital Gain	11	91	–	34	–
Paid-In Capital	–	–	–	–	–

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end and are not available for the six months ended June 30, 2013. The tax character of the distributions paid during the year ended December 31, 2012 were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
	2012	2012	2012	2012	2012
Distributions Paid From:
Ordinary Income	$687,341	$2,648,690	$2,762,340	$1,998,721	$604,886
Long-term capital gain	532,732	2,320,920	7,868,756	11,361,432	3,904
Total	$1,220,073	$4,969,610	$10,631,096	$13,360,153	$608,790

Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the Portfolios had capital loss carryforwards which will reduce the Portfolios’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Portfolios of any liability for federal tax. Pursuant to the Code, and subject to §382 tax limitations, such capital loss carryforwards will expire as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Capital Losses Expiring 12/31/2016	$–	$–	$–	$1,638,511	$–

The Ibbotson Balanced ETF Asset Allocation Portfolio and Ibbotson Growth ETF Asset Allocation Portfolio used capital loss carryforwards of $720,736 and $1,371,811, respectively, to offset taxable capital gains realized during the year ended December 31, 2012.

48	www.alpsfunds.com

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2013 (Unaudited)

As of June 30, 2013, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	ALPS | Alerian Energy Infrastructure Portfolio
Gross appreciation (excess of value over tax cost)	$1,473,422	$7,845,092	$18,008,499	$18,003,143	$5,473,373	$59,521
Gross depreciation (excess of tax cost over value)	(99,195)	(379,649)	(986,008)	(1,055,298)	(1,215,924)	(161,596)
Net unrealized appreciation/ (depreciation)	$1,374,227	$7,465,443	$17,022,491	$16,947,845	$4,257,449	$(102,075)

Cost of Investments for income tax purposes	$38,564,004	$112,898,615	$187,620,228	$154,636,007	$53,704,675	$4,688,188

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the six months or period ended June 30, 2013, were as follows for each Portfolio:

Fund	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	ALPS | Alerian Energy Infrastructure Portfolio
Purchases	$4,148,977	$10,255,537	$15,088,409	$12,076,471	$6,351,255	$4,536,046
Sales	$4,179,181	$7,202,266	$6,752,851	$5,538,933	$2,935,527	$53,336

4. INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ALPS Advisors, Inc. (the “Advisor”) acts as the Portfolios’ investment advisor. The Advisor is a wholly-owned subsidiary of DST Systems, Inc., a publicly traded company. The Advisor is responsible for the overall management of each Portfolio’s business affairs. The Advisor invests the assets of each Portfolio, either directly or through the use of one or more subadvisors, according to each Portfolio’s investment objective, policies, and restrictions. The Advisor is responsible for selecting the sub-advisor to each Portfolio. The Advisor furnishes at its own expense all of the necessary office facilities, equipment, and personnel required for managing the assets of each Portfolio.

Pursuant to the Investment Advisory Agreement (the “Advisor Agreement”), each Portfolio pays the Advisor monthly an annual management fee of 0.45% for the Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Aggressive Growth ETF Asset Allocation Portfolio and 0.70% for the ALPS | Alerian Energy Infrastructure Portfolio based on such Portfolio’s average daily net assets.

Ibbotson Associates, Inc. (“Ibbotson” or the “Sub-Advisor”) serves as the Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio Sub-Advisor. The Sub-Advisor, founded in 1977, is a registered investment adviser located in Chicago, Illinois that manages client funds in discretionary accounts and is a wholly owned subsidiary of Morningstar, Inc.

The Sub-Advisor is engaged to manage the investments of each Ibbotson Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Board of Trustees. The Sub-Advisor is responsible, subject to the supervision and control of the Advisor and the Board of Trustees, for the purchase, retention and sale of underlying funds and money market funds in the portion of each Ibbotson Portfolio’s investment portfolio under its management.

Pursuant to the sub-advisory agreement (the “Sub-Advisor Agreement”) the Advisor pays the Sub-Advisor monthly an annual sub-advisory management fee of 0.15% based on such Portfolio’s average daily net assets.

Semi-Annual Report | June 30, 2013	49

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2013 (Unaudited)

5. OTHER AGREEMENTS

Distribution Agreement: ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), an affiliate of the Advisor, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. Prior to April 30, 2013, ALPS Distributors, Inc. served as the principal underwriter for the Portfolios. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I, Class II and Class III Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Advisor may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. As of December 31, 2012 there were no payments from Class I due to the Plan. The Class II and Class III Distribution Plans permit the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

	Ibbotson Conservative ETF Asset Allocation Portfolio		Ibbotson Income and Growth ETF Asset Allocation Portfolio
Class II	0.25%	Class II	0.25%

	Ibbotson Balanced ETF Asset Allocation Portfolio		Ibbotson Growth ETF Asset Allocation Portfolio
Class II	0.25%	Class II	0.25%

	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio		ALPS | Alerian Energy Infrastructure Portfolio
Class II	0.25%	Class III	0.25%

Shareholder Servicing Fees: The ALPS | Alerian Energy Infrastructure Portfolio has adopted a shareholder Services Plan with respect to Class III shares. Under the Services Plan, the Portfolio is authorized to pay third party service providers, including but not limited to insurance companies, banks and their affiliates, other institutions, broker-dealers and Trust affiliates (“Participating Organizations”), for non-distribution related services to shareholders of Class III shares.

Payments under the Services Plans are calculated daily and paid monthly, and the aggregate fees on an annual basis are not to exceed 0.25% of the average daily net asset value of the Class III shares of the Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during a Portfolio’s fiscal year for such service activities shall be reimbursed to such Fund as soon as practicable.

Expense Limitation Agreement: Under the terms of the Expense Limitation Agreement between the Trust, the Advisor, and the Sub-Advisor (the “Expense Limitation Agreement”), the Advisor and Sub- Advisor agree to waive certain fees they are entitled to receive from the Ibbotson Portfolios (the Sub-Advisor’s fees being received from the Advisor). Specifically, the Advisor and Sub-Advisor agree to reimburse, equally 50% each, Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees that they are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio (excluding certain expenses described in the Portfolio’s Prospectus) not exceeding 0.53% for Class I shares and 0.78% for Class II shares for the Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio these Expense Limitation Agreements are effective through April 29, 2014. Fees and expenses for acquired funds are not directly incurred by the Portfolios but are part of the acquisition and disposition costs of the underlying ETFs held by the Portfolios, and are not included for purposes of the Expense Limitation Agreement.

With respect to The ALPS | Alerian Energy Infrastructure Portfolio, the Adviser has contractually agreed to reimburse Portfolio expenses and/or waive a portion of the investment advisory fee and other fees that the Adviser is entitled to receive to the extent necessary for the Portfolio to maintain a total annual expense ratio not exceeding 0.80% for Class I and Class III shares, subject to certain excluded expenses that will be borne by the Portfolio. The Adviser and the Trust each also agrees that the waivers shall continue through the period ended April 29, 2015.

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Advisor and the Distributor, serves as Administrator pursuant to a Fund Accounting and Administration Agreement with the Trust. As such, ALPS provides all necessary administration, bookkeeping and pricing services to each Portfolio, including portfolio accounting services, expense accrual and payment services, fund valuation

50	www.alpsfunds.com

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2013 (Unaudited)

and financial reporting services, tax accounting services and compliance control services. ALPS does not charge the Trust a fee in connection with providing services under the agreement.

Transfer Agency and Service Agreement: ALPS serves as Transfer Agent to each Portfolio pursuant to a Transfer Agency and Service Agreement with the Trust. Under the Transfer Agency and Service Agreement, ALPS provides all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of the shares of each Portfolio sold in each state. ALPS does not charge the Trust a fee in connection with providing services under the agreement.

6. RELATED PARTY TRANSACTIONS

The Portfolios engaged in cross trades between each other during the six months ended June 30, 2013 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which ALPS Advisors, Inc. serves as the investment adviser. The Board of trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a-7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Portfolio.

Transactions related to cross trades during the six months ended June 30, 2013, were as follows:

Transactions	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income & Growth ETF Asset Allocation Portfolio
Purchase cost paid to Portfolios	$175,472	$199,672
Sale Proceeds received from Portfolios	548,552	188,031
Gain Realized on Sales to Portfolios	19,421	18,718

Transactions	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Purchase cost paid to Portfolios	$203,804	$462,389
Sale Proceeds received from Portfolios	124,204	122,826
Gain Realized on Sales to Portfolios	3,214	30,632

Transactions	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Purchase cost paid to Portfolios	$40,714
Sale Proceeds received from Portfolios	98,438
Gain Realized on Sales to Portfolios	96

Semi-Annual Report | June 30, 2013	51

ALPS Variable Investment Trust
Additional Information	June 30, 2013 (Unaudited)

PROXY VOTING

Portfolio policies and procedures used in determining how to vote proxies relating to Portfolio securities and a summary of proxies voted by the Portfolios for the 12 months ended June 30, are available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll-free) (866) 432-2926 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N-Q are available without a charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll-free) (866) 432-2926 or by accessing the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov.

52	www.alpsfunds.com

ALPS Variable Investment Trust
Approval of Investment Advisory and Sub-Advisory Agreements	June 30, 2013 (Unaudited)

IBBOTSON ETF ALLOCATION SERIES

On June 10, 2013, the Board of Trustees of the ALPS Variable Investment Trust (the “Trust”) met in person to, among other things, review and consider the re-approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and ALPS Advisors, Inc. (the “Adviser”), and Investment Sub-advisory Agreement (the “Sub-Advisory Agreement”) by and among the Trust, the Adviser, and Ibbotson Associates, Inc. (the “Sub-Adviser”). Prior to beginning their review of the Advisory Agreement and the Sub-Advisory Agreement (collectively the “Agreements”), Trust counsel, who also serves as independent counsel to the Independent Trustees, discussed with the Trustees their fiduciary responsibilities with respect to the approval of the Agreements and enhanced disclosure requirements surrounding contract approvals.

In renewing and approving the Agreements the Board, including the Independent Trustees, considered the following factors with respect to the Portfolios:

Investment Advisory Fee Rate and Other Expenses

The Board reviewed the fees to be paid by each Portfolio to the Adviser and the fees to be paid by the Adviser to the Sub-Adviser under the Agreements. In its review, the Board considered information about (i) the rates of compensation paid to the Adviser and the Sub-Adviser, and overall expense ratios, for funds comparable in character and investment strategy to the Portfolios and (ii) the fees charged by the Adviser and the Sub-Adviser to their other comparable client accounts, as applicable. The Board also considered the fact that each Portfolio’s management fees, while generally higher than the median, were within an acceptable range when compared with the average of the management fees charged to similar open-end funds. The Board also took note of the fact that the Sub-Adviser would be paid by the Adviser, and not the Portfolios. Further, the Board also considered the differences in the level of services provided and the differences in responsibility of the Adviser to each Portfolio and to other accounts. The Board then considered the Portfolios’ actual total expenses relative to each Portfolio’s expense group and wider expense universe, taking into account management and non-management expenses and the limitations of the peer universe for the Portfolios (including the fact that certain of the peer universe constituents were from fund complexes affiliated with insurance companies). In renewing the Agreements, the Board concluded that: (i) the management fees payable by each Portfolio to the Adviser and the fees payable by the Adviser to the Sub-Adviser; and (ii) the actual total expenses borne by each Portfolio, were reasonable in relation to the nature and quality of the respective services expected to be provided, taking into account the fees charged by other advisers for managing comparable funds with similar strategies and the fees the Sub-Adviser charges to other clients.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by the Adviser, including investment sub-adviser selection, evaluation and monitoring, and trade execution, and the portfolio management services provided by the Sub-Adviser, in light of the investment objective of the respective Portfolio. The Board also considered each Portfolio Manager’s demonstrated consistency in investment approach. The Board reviewed the background and experience of (i) the current Adviser personnel to be responsible for investment sub-adviser selection, evaluation and monitoring for each Portfolio and (ii) the Portfolio Manager personnel of the Sub-Adviser responsible for managing the portfolio of the respective Portfolio. The Board also considered the compliance records of the Adviser and the Sub-Adviser. Finally, the Board also considered its and the Trust’s previous association with the current personnel employed by the Adviser, the relationships those Adviser personnel maintain with the Sub-Adviser, and the ability of those personnel to evaluate the services provided by the Sub-Adviser.

The Board concluded at that time that the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser to the Portfolios were appropriate and consistent with the terms of the respective Agreements and that each Portfolio was likely to benefit from services provided under the Agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by the Sub-Adviser had been consistent with or superior to quality norms in the industry, and that the Adviser and the Sub-Adviser would have sufficient personnel, with the appropriate education and experience, to serve each Portfolio effectively. The Board also concluded that the Sub-Adviser had demonstrated a continuing ability to attract and retain well-qualified personnel, and that the structure of the Adviser’s operations was sufficient to retain and properly motivate the Portfolios’ current senior advisory personnel. Finally, the Board concluded that the financial condition of the Adviser and the Sub-Adviser was sound.

Investment Performance

The Board reviewed the long-term and short-term investment performance of each Portfolio as of April 30, 2013. The Board considered information from an independent research provider regarding the net performance of each Portfolio relative to its expense universe, as well as information about the annualized returns, beta and alpha of the Portfolios.

Profitability and Costs of Services to Investment Advisers

The Board reviewed reports of the financial position of each of the Adviser and Sub-Adviser. The Board considered the profitability of ALPS’ overall relationship with the Portfolios, which included fees payable to the Adviser for advisory services as well as fees payable to other ALPS affiliates for

Semi-Annual Report | June 30, 2013	53

ALPS Variable Investment Trust
Approval of Investment Advisory and Sub-Advisory Agreements	June 30, 2013 (Unaudited)

non-advisory services, if any, and concluded that the costs of providing services to each Portfolio was not excessive. The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that the Adviser and Sub-Adviser might receive in connection with their association with the Portfolios, and acknowledged each adviser’s well-established stand-alone management relationships independent of each Portfolio and the regulatory risks each assumed in connection with the management of each Portfolio.

Economies of Scale

The Board reviewed certain financial information provided by the Adviser, and concluded that, to the extent any economies of scale could be realized as the assets of each Portfolio increase, such economies would likely be insignificant at the current time.

The Board concluded that no single factor reviewed was identified by the Board to be determinative as the principal factor in whether to approve the Agreements. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process. The Board, including all of the Independent Trustees, concluded that:

—

the investment advisory fees to be received by the Adviser and the Sub-Adviser with respect to the Portfolios were reasonable in relation to the nature and quality of the respective services expected to be provided, taking into account the fees charged by other advisers for managing comparable funds with similar strategies;

—	the nature, extent and quality of services to be rendered by the Adviser and the Sub-Adviser under the Agreements were adequate;
—	the performance of the Portfolios was within a reasonable range of funds within their peer groups;
—	the profit, if any, anticipated to be realized by the Adviser and the Sub-Adviser in connection with the operation of the Portfolios is not unreasonable; and
—	there were no material economies of scale or other incidental benefits accruing to the Adviser or the Sub-Adviser in connection with their relationship with the Portfolios.

Approval of Agreements

The Board considered at the Meeting, among other things, the factors described above, and unanimously concluded that the terms of the Agreements were reasonable, fair and in the best interests of each Portfolio and its shareholders. The Board renewed the Agreements for the maximum period permissible under the 1940 Act as part of its annual review process.

ALPS | ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO

On March 12, 2013, the Board of Trustees of the Trust met in person to, among other things, review and consider the approval of the Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. (the “Adviser” or “ALPS Advisors”) with respect to the ALPS/Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”). Prior to beginning their review of the Investment Advisory Agreement, Trust counsel, who also serves as independent counsel to the Independent Trustees, discussed with the Trustees their fiduciary responsibilities with respect to the approval of the Investment Advisory Agreement.

In approving the Investment Advisory Agreement with the Adviser, the Trustees, including the Independent Trustees, considered the following factors with respect to the Alerian Portfolio:

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee to be paid by the Trust, on behalf of the Alerian Portfolio, to ALPS Advisors of 0.70% of the Alerian Portfolio’s daily average net assets in light of the extent and quality of the advisory services to be provided by the Adviser to the Alerian Portfolio.

The Trustees considered the information they received comparing the Alerian Portfolio’s contractual annual advisory fee and overall expenses with those of funds in both the relevant expense group and universe of funds provided by Lipper, an independent provider of investment company data.

Based on such information, the Trustees further determined that the contractual annual advisory fee of 0.70% and the total expense ratio of 0.80% for Class I and III shares, after taking the expense waiver into account, are comparable to others within the Alerian Portfolio’s anticipated peer universe.

Nature, Extent and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent and quality of services to be provided to the Alerian Portfolio under the Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by the Adviser in its presentation, including its Form ADV.

54	www.alpsfunds.com

ALPS Variable Investment Trust
Approval of Investment Advisory and Sub-Advisory Agreements	June 30, 2013 (Unaudited)

The Trustees reviewed and considered the Adviser’s investment advisory personnel, its history as an asset manager and its performance and the amount of assets currently under management by it. The Trustees also reviewed the research and decision-making processes utilized by the Adviser, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Alerian Portfolio.

The Trustees considered the background and experience of the Adviser’s management in connection with the Alerian Portfolio, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Alerian Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, the Adviser’s insider trading policies and procedures and its Code of Ethics.

Performance: The Trustees noted that since the Alerian Portfolio has not yet begun operations, there is no fund performance to be reviewed or analyzed at this time. The Trustees also considered the limitations on the comparability of performance information for certain related funds and accounts. The Trustees considered the Adviser’s reputation generally and its investment techniques, risk management controls and decision-making processes.

The Adviser’s Profitability: The Trustees received and considered a projected profitability analysis prepared by the Adviser based on the fees payable under the Investment Advisory Agreement and the proposed fee waiver and expense limitation agreement. The Trustees considered the profits, if any, anticipated to be realized by the Adviser in connection with the operation of the Alerian Portfolio. The Board then reviewed and discussed the Adviser’s financial statements in order to analyze the financial condition and stability and profitability of the Adviser.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Alerian Portfolio will be passed along to the shareholders under the proposed agreements.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by the Adviser from its relationship with the Alerian Portfolio, including soft dollar arrangements.

In selecting the Adviser and the fees charged under the Investment Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Investment Advisory Agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

—	the investment advisory fees to be received by ALPS Advisors with respect to the Alerian Portfolio were comparable to others within the Portfolio’s peer universe;
—	the nature, extent and quality of services to be rendered by ALPS Advisors under the Investment Advisory Agreement were adequate;
—	there was no performance history for the Alerian Portfolio for the Board to consider;
—	the terms of the proposed fee waiver and expense limitation agreement between the Trust, on behalf of the Alerian Portfolio, and ALPS Advisors, were not unreasonable;
—	the profit, if any, anticipated to be realized by ALPS Advisors in connection with the operation of the Alerian Portfolio is not unreasonable to the Portfolio; and
—	there were no material economies of scale or other incidental benefits accruing to ALPS Advisors in connection with its relationship with the Alerian Portfolio.

The Board considered at the Meeting, among other things, the factors described above, and unanimously concluded that the terms of the Investment Advisory Agreement were reasonable, fair and in the best interests of the Alerian Portfolio and its shareholders.

Semi-Annual Report | June 30, 2013	55

ALPS Variable Investment Trust
Trustees and Officers	June 30, 2013 (Unaudited)

The overall responsibility for oversight of the Portfolios rests with the Board of Trustees of the Trust. As of June 30, 2013, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Portfolios collectively pay each Independent Trustee a retainer fee in the amount of $10,000 per year, a per meeting fee of $2,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. Information pertaining to the Trustees and Officers of the Trust is set forth below.

The address of each, unless otherwise indicated, is 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Trustee serves for an indefinite term, until his or her resignation, death or removal. The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years. Additional information about the Trust’s Trustees can be found in the Statement of Additional Information, which is available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (866) 432-2926 or by accessing the Portfolios’ website at http://www.alpsfunds.com.

INDEPENDENT TRUSTEES

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Trusteeships Held By Trustee

Mary K. Anstine (73)	Trustee	Since November 30, 2006	Retired. Ms. Anstine is also a Trustee of ALPS ETF Trust, Financial Investors Trust, Reaves Utility Income Fund, and the Westcore Trust.	35	Ms. Anstine is a Trustee of ALPS ETF Trust (17 funds), Financial Investors Trust (26 funds), Reaves Utility Income Fund, and the Westcore Trust (12 funds).

David Swanson (56)	Trustee	Since November 30, 2006	Mr. Swanson is Managing Partner and Owner of SwanDog Marketing since February 2006. Mr. Swanson was also Executive Vice-President of Calamos Investments from April 2004 to March 2006, Chief Operating Officer of Van Kampen Investments from October 2002 to April 2004, and Managing Director of Morgan Stanley from February 2000 to April 2004.	7	Mr. Swanson is a Trustee of the Managed Portfolio Series (15 funds).

Jeremy W. Deems (36)	Trustee	Since September 8, 2010	Mr. Deems is Partner, CFO and COO of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, an investment management company, ReFlow Management Co., LLC, a liquidity resourcing company, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company (from 2004 to June 2007). Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	35	Mr. Deems is a Trustee of ALPS ETF Trust (17 funds), Financial Investors Trust (26 funds), and Reaves Utility Income Fund.

*

The portfolio complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Ibbotson Associates, Inc. (or any affiliate) provides investment advisory services.

56	www.alpsfunds.com

ALPS Variable Investment Trust
Trustees and Officers	June 30, 2013 (Unaudited)

INTERESTED TRUSTEES

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Trusteeships Held By Trustee

Thomas A. Carter (47)**	Trustee Chairman, President	Since March 10, 2009	Mr. Carter joined ALPS Fund Services, Inc. (“ALPS”) in 1994 and is currently President and Director of ALPS Advisors, Inc. (“AAI”), ALPS Portfolio Solutions Distributor, Inc. (“APSD”) and FTAM Funds Distributor, Inc., and Director of ALPS and ALPS Holdings, Inc.	25	Mr. Carter is a Trustee of ALPS ETF Trust (17 funds) and the Principal Real Estate Income Fund.

Scott Wentsel (52)**	Trustee	Since November 30, 2006	Mr. Wentsel is Senior Portfolio Manager for Ibbotson Associates since April 2005. Mr. Wentsel was also Executive Director of Van Kampen Investments from April 2000 to April 2005.	7	None

OFFICERS

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years

Patrick Buchanan (41)	Treasurer	Since March 12, 2013	Mr. Buchanan is Vice President of AAI. Mr. Buchanan joined ALPS in 2007, and because of his position with ALPS, he is deemed an affiliate of the Trust as defined under the 1940 Act.

Melanie H. Zimdars (36)	Chief Compliance Officer	Since December 8, 2009

Ms. Zimdars is a Deputy Chief Compliance Officer with ALPS since September 2009. Prior to joining ALPS, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008. From November 2006 to February 2007, she served as Assistant Treasurer for the Wasatch Funds and served as a Senior Compliance Officer for Wasatch Advisors, Inc. since 2005. Ms. Zimdars is currently the CCO for Liberty All-Star Growth Fund, Liberty All-Star Equity Fund, EGA Emerging Global Shares Trust, ALPS ETF Trust, and BPV Family of Funds. Because of her position with ALPS, Ms. Zimdars is deemed to be an affiliate of the Trust.

David T. Buhler (41)	Secretary	Since June 8, 2010

Mr. Buhler joined ALPS Fund Services, Inc. as Associate Counsel in June 2010. Prior to joining ALPS, Mr. Buhler served as Associate General Counsel and Assistant Secretary of Founders Asset Management LLC from 2006 to 2009. Because of his position with ALPS, Mr. Buhler is deemed to be an affiliate of the Trust.

*

The portfolio complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Ibbotson Associates, Inc. (or any affiliate) provides investment advisory services.

**

Mr. Carter is deemed an “Interested Trustee” by virtue of his current relationship with ALPS Fund Services, Inc., ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc. Mr. Wentsel is deemed an “Interested Trustee” by virtue of his current relationship with Ibbotson Associates, Inc.

Semi-Annual Report | June 30, 2013	57

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)        The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)   Not applicable to semi-annual report.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(b)        Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	September 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	September 6, 2013

By:	/s/ Patrick Buchanan
Patrick Buchanan
Treasurer

Date:	September 6, 2013